Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 756,285	$ 33,588	$ (1,288,205)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use assets	2,639,094	2,628,985	2,533,074
Depreciation and amortization	823,869	831,820	701,461
(Gain) loss on disposal of property and equipment	(152,517)	4,982
Impairment loss on property and equipment		272,350
Accrued interest income from long term debt investment	(723,945)	(534,575)
Interest income from loan to a third-party	(90,986)	(66,822)
Changes in operating assets and liabilities:
Accounts receivable	959,859	(766,760)	(215,847)
Inventories	(32,001)	(45,821)	(206,264)
Prepaid expenses and other current assets	2,552,891	(3,573,002)	(430,717)
Long term security deposits	(58,209)	57,185	84,374
Long term prepaid expenses	(180,281)	(34,010)	(26,504)
Accounts payable	265,315	530,195	247,015
Taxes payable	(46,790)	(31,943)	103,212
Deferred revenue	(179,643)	307,169	1,411,004
Other current liabilities	(25,902)	(292,138)	(433,848)
Operating lease liabilities	(2,969,001)	(2,275,056)	(1,927,407)
Net cash provided by (used in) operating activities	3,538,038	(2,953,853)	551,348
Cash flows from investing activities:
Purchase of property and equipment	(583,313)	(773,964)	(860,034)
Purchase of intangible assets		(150,000)
Proceeds from disposal of property and equipment	35,562	444
Payment made for long term debt investment		(6,000,000)
Interest income received from long term debt investment	899,507
Advance of loans to third parties		(3,900,000)
Repayment from loans to third parties	907,704	1,150,104
Prepayment for the software, equipment and product development		(1,190,000)
Refund of prepayment for the product development	650,000	400,000
Net cash provided by (used in) investing activities	1,909,460	(10,463,416)	(860,034)
Cash flows from financing activities:
Gross proceeds from initial public offerings		13,560,000
Direct costs disbursed from initial public offerings proceeds		(1,529,631)
Proceeds from sales of ordinary shares, net of issuance costs	5,938,994
Proceeds from short-term bank loans	2,225,715	2,685,588	445,831
Repayments of short-term bank loans	(3,338,573)	(424,040)	(1,474,129)
Advances received from (payments made to) a related party	524,610	(1,892,423)	1,076,717
Payments made for deferred offering costs		(340,469)	(38,490)
Net cash provided by financing activities	5,350,746	12,059,025	9,929
Effect of exchange rate fluctuation on cash and cash equivalents	(176,783)	(75,924)	(682,585)
Net increase (decrease) in cash and cash equivalents	10,621,461	(1,434,168)	(981,342)
Cash and cash equivalents, beginning of year	1,481,302	2,915,470	3,896,812
Cash and cash equivalents, end of year	12,102,763	1,481,302	2,915,470
Supplemental cash flow information
Cash paid for income taxes	45,128	92,409	5,282
Cash paid for interest	141,106	32,444	37,277
Non-cash operating, investing and financing activities
Payable for purchase of property and equipment			463,556
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	2,519,354
Right of use assets obtained in exchange for operating lease liabilities	2,719,792	1,676,362	5,160,825
Deferred IPO cost offset with additional paid-in capital		1,095,872
Intangible assets acquired by prepayment	$ 140,000